Background information of business and organization (Details)	6 Months Ended																												6 Months Ended																					6 Months Ended									6 Months Ended
	Jun. 30, 2014 Xinyuan International Property Investment Co Ltd [Member] USD ($)	Jun. 30, 2014 Xinyuan International (HK) Property Investment Co., Limited. [Member] HKD	Jun. 30, 2014 XIN Development Group International Inc. [Member] USD ($)	Jun. 30, 2014 Xinyuan Real Estate, Ltd. ("Xinyuan") [Member] USD ($)	Jun. 30, 2014 South Glory International Ltd [Member] HKD	Jun. 30, 2014 Victory Good Development Ltd [Member] HKD	Jun. 30, 2014 Elite Quest Holdings Ltd [Member] HKD	Jun. 30, 2014 XIN Irvine, LLC [Member] USD ($)	Jun. 30, 2014 Vista Sierra, LLC [Member] USD ($)	Jun. 30, 2014 XIN Development Management East, LLC [Member] USD ($)	Jun. 30, 2014 XIN NY Holding, LLC [Member] USD ($)	Jun. 30, 2014 421 Kent Development, LLC [Member] USD ($)	Jun. 30, 2014 Xinyuan Sailing Co., Ltd. [Member] HKD	Jun. 30, 2014 Zhengzhou Yasheng Construction Material Co., Ltd. [Member] USD ($)	Jun. 30, 2014 Zhengzhou Jiasheng Real Estate Co., Ltd. [Member] USD ($)	Jun. 30, 2014 Zhengzhou Yusheng Landscape Design Co., Ltd. [Member] USD ($)	Jun. 30, 2014 Xinyuan (China) Real Estate, Ltd. ("WFOE") [Member] USD ($)	Jun. 30, 2014 Henan Xinyuan Real Estate Co., Ltd. ("Henan Xinyuan") [Member] CNY	Jun. 30, 2014 Qingdao Xinyuan Xiangrui Real Estate Co Ltd [Member] CNY	Jun. 30, 2014 Shandong Xinyuan Real Estate Co., Ltd. ("Shandong Xinyuan") [Member] CNY	Jun. 30, 2014 Xinyuan Property Service Co Ltd [Member] CNY	Jun. 30, 2014 Zhengzhou Mingyuan Landscape Engineering Co Ltd [Member] CNY	Jun. 30, 2014 Zhengzhou Xinyuan Computer Network Engineering Co Ltd [Member] CNY	Jun. 30, 2014 Henan Xinyuan Wanzhuo Real Estate Co., Ltd. ("Henan Wanzhuo") [Member] CNY	Jun. 30, 2014 Suzhou Xinyuan Real Estate Development Co., Ltd. ("Suzhou Xinyuan") [Member] CNY	Jun. 30, 2014 Anhui Xinyuan Real Estate Co Ltd [Member] CNY	Jun. 30, 2014 Kunshan Xinyuan Real Estate Co Ltd [Member] CNY	Oct. 18, 2013 Kunshan Xinyuan Real Estate Co Ltd [Member]	Jun. 30, 2014 Xinyuan Real Estate (Chengdu) Co., Ltd. [Member] CNY	Jun. 30, 2014 Xuzhou Xinyuan Real Estate Co Ltd [Member] CNY	Jun. 30, 2014 Henan Jiye Real Estate Co Ltd [Member] CNY	Jun. 30, 2014 Beijing Xinyuan Wanzhong Real Estate Co., Ltd. ("Beijing Wanzhong") [Member] CNY	Jun. 30, 2014 Beijing Heju Construction Material Co. Ltd. [Member] CNY	Jun. 30, 2014 Xinyuan Renju (Beijing) Asset Management Co., Ltd. [Member] CNY	Jun. 30, 2014 Zhengzhou Jiantou Xinyuan Real Estate Co., Ltd. ("Jiantou Xinyuan") [Member] CNY	Jun. 30, 2014 Beijing Xinyuan Priority Real Estate Consulting Co., Ltd. [Member] CNY	Jun. 30, 2014 Henan Xinyuan Priority Commercial Management Co., Ltd. [Member] CNY	Jun. 30, 2014 Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. [Member] CNY	Jun. 30, 2014 Beijing Xinyuan Jiye Real Estate Co., Ltd. [Member] CNY	Jun. 30, 2014 Jiangsu Jiajing Real Estate Co., Ltd. [Member] CNY	Jun. 30, 2014 Beijing XIN Media Co., Ltd. [Member] CNY	Jun. 30, 2014 Xingyang Xinyuan Real Estate Co., Ltd. ("Xingyang Xinyuan") [Member] CNY	Jun. 30, 2014 APEC Construction Investment (Beijing) Co., Ltd. [Member] CNY	Jun. 30, 2014 Zhengzhou Shengdao Real Estate Co., Ltd. [Member] CNY	Jun. 30, 2014 Beijing Xinxiang Huicheng Decoration Co., Ltd. [Member] CNY	Jun. 30, 2014 Xinrongji (Beijing) Investment Co., Ltd. [Member] CNY	Jun. 30, 2014 Sanya Beida Science And Technology Industrial Development Co Ltd [Member] CNY		Jan. 27, 2014 Sanya Beida Science And Technology Industrial Development Co Ltd [Member]	Jun. 30, 2014 Chengdu Xinyuan Wanzhuo Real Estate Co., Ltd. [Member] CNY	Jun. 30, 2014 Changsha Xinyuan Wanzhuo Real Estate Co., Ltd. [Member] CNY	Jun. 30, 2014 Kunming Huaxia Xinyuan Real Estate Co., Ltd. [Member] CNY	Jun. 30, 2014 Zhengzhou Hengsheng Real Estate Co., Ltd. [Member] CNY	Jun. 30, 2014 Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. ("Jinan Wanzhuo") [Member] USD ($)		Jun. 30, 2014 Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. ("Jinan Wanzhuo") [Member] CNY		Jun. 24, 2014 Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. ("Jinan Wanzhuo") [Member]	Jun. 30, 2014 Shanghai Junxin Real Estate Co., Ltd. ("Shanghai Junxin") [Member] USD ($)		Jun. 30, 2014 Shanghai Junxin Real Estate Co., Ltd. ("Shanghai Junxin") [Member] CNY		May 27, 2014 Shanghai Junxin Real Estate Co., Ltd. ("Shanghai Junxin") [Member]	Apr. 11, 2014 Shanghai Junxin Real Estate Co., Ltd. ("Shanghai Junxin") [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired																												100.00%																					100.00%															100.00%
Equity interest held by partners																																																										5.00%					49.00%
Registered Date of Incorporation	Oct. 06, 2011	Oct. 26, 2011	Nov. 10, 2011	Jan. 27, 2006	Jan. 17, 2001	Jan. 17, 2001	Nov. 19, 2001	Jul. 12, 2012	May 01, 2012	Aug. 28, 2012	Aug. 29, 2012	Aug. 29, 2012	Jun. 21, 2013	Oct. 22, 2013	Dec. 02, 2013	Dec. 25, 2013	Apr. 10, 2006	May 19, 1997	Feb. 09, 2006	Jun. 02, 2006	Dec. 28, 1998	Feb. 17, 2004	May 26, 2004	Dec. 29, 2011	Nov. 24, 2006	Dec. 07, 2006	Jan. 31, 2008		Jun. 12, 2007	Nov. 09, 2009	Nov. 15, 2009	Mar. 04, 2008	Jan. 16, 2009	Jan. 16, 2009	Jun. 13, 2005	Mar. 08, 2012	Aug. 10, 2012	Sep. 20, 2012	Feb. 17, 2013	Mar. 28, 2005	Jul. 10, 2013	Jul. 25, 2013	Aug. 01, 2013	Oct. 14, 2013	Oct. 18, 2013	Dec. 25, 2013	Jan. 10, 2014	[1]		Feb. 21, 2014	Apr. 03, 2014	May 27, 2014	Jun. 19, 2014	Dec. 04, 2013	[2]	Dec. 04, 2013	[2]		Jan. 16, 2014	[3]	Jan. 16, 2014	[3]
Paid up capital	$ 500,000	3,000,000	$ 0	$ 50,000,000	10,000	10,000	10,000	$ 50,000	$ 0	$ 1,000	$ 1,000	$ 1,000	3,000,000	$ 50,000,000	$ 60,000,000	$ 70,000,000	$ 307,000,000	200,000,000	10,000,000	300,000,000	50,000,000	2,000,000	2,000,000	20,000,000	200,000,000	50,000,000	200,000,000		220,000,000	200,000,000	50,000,000	900,000,000	30,000,000	30,000,000	10,000,000	30,000,000	2,000,000	200,000,000	200,000,000	150,000,000	10,000,000	200,000,000	100,000,000	20,000,000	10,000,000	100,000,000	200,000,000	[1]		50,000,000	100,000,000	100,000,000	20,000,000	$ 48,800,000		300,000,000	[2]		$ 800,000		5,000,000	[3]
Percentage of Equity Directly Attributable to the Group	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	[1]		100.00%	100.00%	80.00%	100.00%	95.00%	[2]	95.00%	[2]		51.00%	[3]	51.00%	[3]

[1]	Acquired on January 27, 2014
[2]	Jinan Wanzhuo was a wholly owned subsidiary under the voting interest model as of December 31, 2013. It became a VIE on June 24, 2014
[3]	Acquired on April 11, 2014